BORROWINGS (Short-term Narrative) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term loans interest rate	5.28%	5.41%
Short-term bank borrowings	1,803,593,927	1,917,630,796
Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	198,000,000
Pledged assets	301,580,764
Plants [Member]
Short-term Debt [Line Items]
Pledged assets	218,730,748
Certain equipments [Member]
Short-term Debt [Line Items]
Pledged assets	1,879,780,957
Accounts receivable [Member]
Short-term Debt [Line Items]
Pledged assets	38,753,200
Inventories [Member]
Short-term Debt [Line Items]
Pledged assets	60,380,000
Fixed deposits [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	120,170,412
Pledged assets	102,395,000
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	18,004,160
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	254,485,472
Guaranteed by pledged assets [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	138,088,878
Pledged assets	186,172,636
Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	272,990,761
Guaranteed by shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	200,000,000
Guaranteed by pledged assets and affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	90,000,000
Pledged assets	146,053,314
Guaranteed by third party [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	48,267,911
Jiangxi Heji Investment Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	196,418,183
Shangrao Jinko PV Technology Engineering Co., Ltd. (?Jinko Tech?) [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	6,000,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	183,400,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	28,000,000
Pledged assets	97,990,541
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Plants [Member]
Short-term Debt [Line Items]
Pledged assets	140,907,714
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Pledged assets	152,908,077
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Fixed deposits [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,547,865
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Guaranteed by pledged assets [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	600,400,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Guaranteed by shareholders, affiliate and pledged assets [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	100,000,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Guaranteed by third party [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	100,000,000
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	97,000,000
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	80,000,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	133,257,782